Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Addresses [Line Items]
Entity Registrant Name	BTQ Technologies Corp.
Entity Central Index Key	0001821866
Document Type	40-F/A
Amendment Flag	true
Amendment Description	BTQ Technologies Corp. (the "Registrant") is filing this Amendment No. 1 to Form 40-F (the “Form 40-F/A”) for the year ended December 31, 2025 to (i) file Exhibit 97.1, which was previously adopted by the Registrant in accordance with applicable listing standards and regulatory requirements, however it was inadvertently omitted and (ii) furnish Exhibits 101 and 104 to the Form 40-F, which provides certain items from our Form 40-F formatted in eXtensible Business Reporting Language (“XBRL”). In accordance with the policy of the Securities and Exchange Commission (the “Commission”) stated in Release No. 33-9002, we are filing this Form 40-F/A within the 30-day period available to first-time XBRL filers following the filing of our Form 40-F for the year ended December 31, 2025, as filed with the Commission on March 31, 2026 (the “2025 Annual Report”). In addition, this Form 40-F/A also contains new certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 13a-14(a) or Rule 15d-14(a) under the the U.S. Securities and Exchange Act of 1934 (the “Exchange Act”) and Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act, and the consent of MNP LLP the Registrant’s auditor, each of which are filed herewith as Exhibits 99.4, 99.5, 99.6, 99.7, and 99.8, respectively, to this Form 40-F/A. The Form 40-F/A consists of a cover page, this explanatory note, the signature page, the exhibit index, Exhibits 97.1, 99.4,99.5, 99.6, 99.7, 99.8, 101 and 104. No other changes have been made to the Form 40-F other than the furnishing of the exhibits described above, and no changes have been made to the financial statements previously filed as Exhibit 99.1 to the Registrant’s 2025 Annual Report. This Form 40-F/A does not reflect subsequent events occurring after the original date of the Form 40-F, or modify or update in any way disclosures made in the Form 40-F.
Document Period End Date	Dec. 31, 2025
Current Fiscal Year End Date	--12-31
Entity's Reporting Status Current	Yes
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Common Stock, Shares Outstanding	140,400,930
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2025
Entity Incorporation State Country Code	A1
Entity Interactive Data Current	Yes
Document Annual Report	true
Document Registration Statement	false
Entity Address, Address Line One	2500 - 700 West
Entity Address, Address Line Two	Georgia Street
Entity Address, City or Town	Vancouver
Entity Address, Postal Zip Code	V7Y 1B3
City Area Code	807
Local Phone Number	790-9591
Entity File Number	001-42794
Audited Annual Financial Statements	true
Entity Address, State or Province	BC
Annual Information Form	true
Entity Primary SIC Number	7370
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	BTQ
Security Exchange Name	NASDAQ
Auditor Firm ID	1930
Auditor Location	1 Adelaide Street East, Suite 1900, Toronto ON, M5C 2V9
Auditor Opinion [Text Block]

Opinion

We have audited the consolidated financial statements of BTQ Technologies Corp. and its subsidiaries (the "Company"), which comprise the consolidated statements of financial position as at December 31, 2025 and 2024 and the consolidated statements of loss and other comprehensive loss, changes in shareholders' equity and cash flows for the years then ended, and notes to the consolidated financial statements, including a summary of material accounting policy information.

In our opinion, the accompanying consolidated financial statements present fairly, in all material respects, the consolidated financial position of the Company as at December 31, 2025 and 2024, and its financial performance and its cash flows for the years then ended in accordance with IFRS® Accounting Standards as issued by the International Accounting Standard Board.

Auditor Name	MNP LLP
Document Financial Statement Error Correction [Flag]	false
ICFR Auditor Attestation Flag	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	1015 15th Street N.W.
Entity Address, Address Line Two	Suite 1000
Entity Address, City or Town	Washington
Entity Address, Postal Zip Code	20005
Contact Personnel Name	CT Corporation System
City Area Code	202
Local Phone Number	572-3133
Entity Address, State or Province	NY